Schwab Investments
Schwab Global Real Estate Fund™

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets

Australia 2.8%
Charter Hall Retail REIT	837,978	2,607,482
Dexus	118,014	975,160
Goodman Group	95,394	955,329
Growthpoint Properties Australia Ltd.	894,460	2,665,022
Mirvac Group	308,752	702,972
Scentre Group	513,018	1,365,634
		9,271,599

Austria 0.6%
IMMOFINANZ AG *	25,036	677,099
S IMMO AG	55,685	1,397,846
		2,074,945

Brazil 0.6%
BR Malls Participacoes S.A.	191,845	705,536
Construtora Tenda S.A.	221,213	1,245,130
		1,950,666

Canada 2.9%
Allied Properties Real Estate Investment Trust	10,194	409,817
Artis Real Estate Investment Trust	119,877	1,065,834
Dream Industrial Real Estate Investment Trust	176,260	1,859,070
Granite Real Estate Investment Trust	4,400	227,072
H&R Real Estate Investment Trust	164,528	2,672,976
Killam Apartment Real Estate Investment Trust	79,305	1,188,709
RioCan Real Estate Investment Trust	107,000	2,186,238
		9,609,716

Chile 0.2%
Parque Arauco S.A.	380,296	816,187

China 1.2%
China Resources Land Ltd.	638,000	2,762,032
Powerlong Real Estate Holdings Ltd.	2,085,000	1,214,537
		3,976,569

Finland 0.2%
Kojamo Oyj	31,387	518,041

France 0.6%
Mercialys S.A.	158,689	2,097,853

Security	Number of Shares	Value ($)
Germany 3.0%
alstria Office REIT-AG	30,600	558,996
Deutsche Wohnen SE	46,120	1,801,487
DIC Asset AG	176,579	2,949,449
LEG Immobilien AG	17,450	1,969,800
TAG Immobilien AG *	13,075	314,441
Vonovia SE	42,192	2,196,189
		9,790,362

Hong Kong 9.9%
Champion REIT	3,161,726	2,036,388
China Aoyuan Group Ltd.	1,650,000	2,359,933
CK Asset Holdings Ltd.	534,420	3,553,585
Kerry Properties Ltd.	871,396	2,811,533
Longfor Group Holdings Ltd.	1,406,805	5,758,544
Shenzhen Investment Ltd.	2,350,000	924,610
Shui On Land Ltd.	7,388,000	1,546,486
Sunac China Holdings Ltd.	1,548,563	7,555,946
Yuexiu Property Co., Ltd.	25,918,000	5,532,464
		32,079,489

Indonesia 0.4%
PT Pakuwon Jati Tbk	31,156,700	1,248,217

Italy 0.4%
Immobiliare Grande Distribuzione SIIQ S.p.A.	199,138	1,413,002

Japan 10.9%
Aeon Mall Co., Ltd.	217,914	3,505,661
AEON REIT Investment Corp.	21	29,249
Daiwa Office Investment Corp.	337	2,529,835
Hankyu Hanshin REIT, Inc.	2,114	3,335,858
Heiwa Real Estate REIT, Inc.	821	1,049,698
Invincible Investment Corp.	6,359	3,781,856
Kenedix Office Investment Corp.	218	1,650,389
Kenedix Retail REIT Corp.	1,345	3,456,534
MCUBS MidCity Investment Corp.	3,611	3,902,388
Mitsubishi Estate Co., Ltd.	100,066	1,835,267
Mitsui Fudosan Co., Ltd.	21,506	535,506
Premier Investment Corp.	727	1,085,650
Sekisui House Reit, Inc.	3,719	3,288,498
Sumitomo Realty & Development Co., Ltd.	157,000	5,474,263
		35,460,652

Luxembourg 0.6%
ADO Properties S.A.	11,882	462,918
Grand City Properties S.A.	65,162	1,510,915
		1,973,833

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Malaysia 0.1%
KLCCP Stapled Group	208,400	399,186

Mexico 0.7%
Concentradora Fibra Danhos S.A. de C.V.	433,025	635,627
Fibra Uno Administracion S.A. de C.V.	375,434	572,957
Macquarie Mexico Real Estate Management S.A. de C.V.	778,467	1,081,442
		2,290,026

Netherlands 0.6%
NSI N.V.	23,403	1,041,731
Unibail-Rodamco-Westfield	3,929	614,281
Wereldhave N.V.	8,948	213,997
		1,870,009

Norway 0.8%
Entra A.S.A.	166,078	2,521,182

Philippines 0.9%
Altus San Nicolas Corp. *(a)	17,850	1,825
Filinvest Land, Inc.	1,785,000	54,084
Megaworld Corp.	26,522,900	2,312,424
Robinsons Land Corp.	927,100	478,009
		2,846,342

Singapore 2.6%
Ascott Residence Trust	2,737,000	2,701,777
CapitaLand Ltd.	281,325	757,138
CapitaLand Mall Trust	658,696	1,213,148
CapitaLand Retail China Trust	516,200	600,140
First Real Estate Investment Trust	400,500	301,558
Fortune Real Estate Investment Trust	235,000	272,915
Frasers Logistics & Industrial Trust (a)	694,000	629,456
Ho Bee Land Ltd.	60,200	104,328
Starhill Global REIT	1,131,100	595,268
UOL Group Ltd.	202,900	1,151,311
		8,327,039

Sweden 3.4%
Dios Fastigheter AB	388,891	3,350,286
Klovern AB, B Shares	299,489	583,569
Kungsleden AB	107,852	1,032,193
Nyfosa AB *	236,297	1,784,007
Wihlborgs Fastigheter AB	263,134	4,407,388
		11,157,443

United Arab Emirates 0.1%
Emaar Malls PJSC	345,306	178,989

United Kingdom 4.9%
Land Securities Group plc	523,212	6,481,403
LXI REIT plc	929,946	1,534,644
Regional REIT Ltd.	274,396	383,941
Segro plc	419,980	4,850,820
The British Land Co., plc	89,446	665,586
The Unite Group plc	24,995	403,937
Workspace Group plc	102,949	1,479,229
		15,799,560

Security	Number of Shares	Value ($)
United States 50.6%
Alexander & Baldwin, Inc.	232,967	5,050,725
Alexander's, Inc.	3,645	1,189,582
Alexandria Real Estate Equities, Inc.	4,348	706,637
American Tower Corp.	25,985	5,561,570
Armada Hoffler Properties, Inc.	170,458	3,078,471
Ashford Hospitality Trust, Inc.	138,197	380,042
AvalonBay Communities, Inc.	40,032	8,583,261
Boston Properties, Inc.	51,034	7,070,250
Brandywine Realty Trust	12,690	195,807
Brixmor Property Group, Inc.	115,913	2,543,131
Camden Property Trust	69,529	7,755,960
CareTrust REIT, Inc.	65,634	1,370,438
Colony Capital, Inc.	116,506	568,549
EastGroup Properties, Inc.	11,000	1,498,090
EPR Properties	73,635	5,222,194
Equinix, Inc.	8,634	4,894,183
Equity LifeStyle Properties, Inc.	68,474	5,072,554
Equity Residential	17,433	1,483,548
Essex Property Trust, Inc.	18,276	5,705,402
First Industrial Realty Trust, Inc.	161,335	6,869,644
Gaming & Leisure Properties, Inc.	142,687	6,021,391
Getty Realty Corp.	38,000	1,275,280
Gladstone Commercial Corp.	149,448	3,404,425
Global Medical REIT, Inc.	250,908	3,492,639
Healthpeak Properties, Inc.	165,014	5,755,688
Host Hotels & Resorts, Inc.	109,862	1,921,486
Industrial Logistics Properties Trust	144,168	3,119,796
Invitation Homes, Inc.	41,200	1,257,836
Lexington Realty Trust	475,897	5,272,939
Life Storage, Inc.	17,354	1,900,610
Medical Properties Trust, Inc.	257,617	5,348,129
Mid-America Apartment Communities, Inc.	2,000	272,220
National Storage Affiliates Trust	13,441	450,274
Office Properties Income Trust	49,805	1,661,495
One Liberty Properties, Inc.	57,700	1,575,787
Paramount Group, Inc.	138,272	1,879,116
Park Hotels & Resorts, Inc.	116,047	2,744,512
Piedmont Office Realty Trust, Inc., Class A	107,385	2,375,356
Prologis, Inc.	113,405	10,382,228
PS Business Parks, Inc.	25,800	4,556,022
Public Storage	2,581	543,765
Retail Properties of America, Inc., Class A	437,429	6,224,615
Retail Value, Inc.	31,200	1,107,912
Simon Property Group, Inc.	62,298	9,420,081
Spirit Realty Capital, Inc.	55,128	2,888,707
Sunstone Hotel Investors, Inc.	56,865	796,110
Ventas, Inc.	36,400	2,122,484
VEREIT, Inc.	2,097	20,467
Weingarten Realty Investors	29,901	952,048
Welltower, Inc.	12,166	1,028,879
		164,572,335
Total Common Stock
(Cost $290,050,849)		322,243,242

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.8% of net assets

Time Deposits 0.8%
Brown Brothers Harriman
Australian Dollar
0.32%, 12/02/19 (b)	85	58
Canadian Dollar
0.83%, 12/02/19 (b)	20,708	15,590
Norwegian Krone
0.67%, 12/02/19 (b)	47	5
Singapore Dollar
0.65%, 12/02/19 (b)	29,847	21,824
Citibank
U.S. Dollar
0.92%, 12/02/19 (b)	2,648,126	2,648,126
Total Short-Term Investments
(Cost $2,685,603)		2,685,603

	Number of Contracts	Notional Value ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/20/19	5	785,925	36,665
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the current daily overnight rate.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$192,726,602	$—	$—	$192,726,602
Australia	—	9,271,599	—	9,271,599
Austria	—	2,074,945	—	2,074,945
China	—	3,976,569	—	3,976,569
France	—	2,097,853	—	2,097,853
Germany	3,508,445	6,281,917	—	9,790,362
Hong Kong	—	32,079,489	—	32,079,489
Indonesia	—	1,248,217	—	1,248,217
Japan	5,621,131	29,839,521	—	35,460,652
Luxembourg	462,918	1,510,915	—	1,973,833
Netherlands	1,656,012	213,997	—	1,870,009
Norway	—	2,521,182	—	2,521,182
Philippines	478,009	2,366,508	1,825	2,846,342
Singapore	2,701,777	4,995,806	629,456	8,327,039
United Arab Emirates	—	178,989	—	178,989
United Kingdom	3,013,873	12,785,687	—	15,799,560
Short-Term Investments[1]	—	2,685,603	—	2,685,603
Futures Contracts[2]	36,665	—	—	36,665
Total	$210,205,432	$114,128,797	$631,281	$324,965,510
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Global Real Estate Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Global Real Estate Fund
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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